UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


				Form 13F-HR


			FORM 13F-HR COVER PAGE



Report for the Calendar Year or Quarter Ended:   September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
     [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Doliver Capital Advisors
Address:	6363 Woodway, Suite 963
		Houston, TX  77057

Form 13F-HR File Number: 28-05031

The investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 		Ralph D. McBride
Title: 		President
Phone: 		713-917-0022

Signature, Place, and Date of Signing:

/s/ Ralph D. McBride 	 	Houston, Texas	  	November 15, 2010
-------------------------	------------------	---------------------
    [Signature]		 	[City, State]		[Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:    NONE








FORM 13F-HR SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F-HR Information Table Entry Total:		59

Form 13F-HR Information Table Value Total: 		164,157
						 	(thousands)

List of Other Included Managers:   NONE

Provide a numbered list of the name(s) and Form 13F-HR file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]






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                               TITLE OF                          SH OR        VALUE    	INVESTMENT      OTHER      VOTING
NAME OF ISSUER                 CLASS        	CUSIP          PRIN AMT      (X$1000)  	DISCRETION    MANAGERS    AUTHORITY



ABERDEEN ASIA PACIFIC INCOM	COM		003009107	  543,759	 3,785	SOLE		NONE		0
ADAMS EXPRESS CO		COM		006212104	  519,964	 5,168	SOLE		NONE		0
ALLIANCEBERNSTEIN INCOME FUN	COM		01881E101	  185,404	 1,554	SOLE		NONE		0
ALPINE GLOBAL DYNAMIC DIVD F	COM		02082E106	   61,543	   401	SOLE		NONE		0
ALPINE GLOBAL PREMIER PPTYS	COM SBI		02083A103	   34,084	   225	SOLE		NONE		0
ALPINE TOTAL DYNAMIC DIVID F	COM SBI		021060108	  213,587	 1,162	SOLE		NONE		0
BLACKROCK DEBT STRAT FD INC	COM		09255R103	   62,300	   248	SOLE		NONE		0
BLACKROCK INCOME TR INC		COM		09247F100	  481,921	 3,364	SOLE		NONE		0
BLACKROCK INSD MUN TERM TR I	COM		092474105	  106,648	 1,072	SOLE		NONE		0
BLACKROCK MUN 2020 TERM TR	COM SHS		09249X109	   39,389	   610	SOLE		NONE		0
BLACKROCK MUNIASSETS FD INC	COM		09254J102	   20,600	   269	SOLE		NONE		0
BLACKROCK N Y MUN INCOME TR	SH BEN INT	09248L106	   10,220	   156	SOLE		NONE		0
BLACKROCK STRAT DIVD ACHIEVE	COM		09249Y107	  247,809	 2,421	SOLE		NONE		0
BOULDER GROWTH & INCOME FD I	COM		101507101	3,583,902	22,220	SOLE		NONE		0
BOULDER TOTAL RETURN FD INC	COM		101541100	  173,518	 2,624	SOLE		NONE		0
CALAMOS GBL DYN INCOME FUND	COM		12811L107	   67,639	   547	SOLE		NONE		0
CALAMOS STRATEGIC TOTL RETN	COM SH BEN INT	128125101	  700,702	 6,180	SOLE		NONE		0
CLOUGH GLOBAL OPPORTUNITIES	SH BEN INT	18914E106	   43,953	   557	SOLE		NONE		0
COHEN & STEERS CLOSED END OP	COM		19248P106	   84,100	 1,076	SOLE		NONE		0
COHEN & STEERS INFRASTRUCTUR	COM		19248A109	  476,637	 7,588	SOLE		NONE		0
CORNERSTONE PROGRESSIVE RTN	COM		21925C101	1,114,958	 7,671	SOLE		NONE		0
DWS HIGH INCOME TR		SHS NEW		23337C208	   32,218	   432	SOLE		NONE		0
EATON VANCE RISK MNGD DIV EQ	COM		27829G106	   60,900	   848	SOLE		NONE		0
EATON VANCE TX ADV GLBL DIV	COM		27828S101	   43,093	   847	SOLE		NONE		0
FIRST TR/FOUR CRNRS SR FLOAT	COM		33733U108	   25,909	   341	SOLE		NONE		0
FORT DEARBORN INCOME SECS IN	COM		347200107	   56,343	   910	SOLE		NONE		0
GABELLI DIVD & INCOME TR	COM		36242H104	  442,129	 6,154	SOLE		NONE		0
GABELLI GLOBAL DEAL FD		COM SBI		36245G103	   89,442	 1,240	SOLE		NONE		0
GENERAL AMERN INVS INC		COM		368802104	  217,579	 5,303	SOLE		NONE		0
GREATER CHINA FD INC		COM		39167B102	  144,289	 1,844	SOLE		NONE		0
JOHN HANCOCK BK &THRIFT OPP	SH BEN INT NEW	409735206	  326,703	 4,838	SOLE		NONE		0
LIBERTY ALL STAR EQUITY FD	SH BEN INT	530158104	  998,366	 4,403	SOLE		NONE		0
LMP CAP & INCOME FD INC		COM		50208A102	  378,994	 4,324	SOLE		NONE		0
MACQUARIE GLBL INFRA TOTL RE	COM		55608D101	  411,931	 6,805	SOLE		NONE		0
MEXICO FD INC			COM		592835102	   22,113	   559	SOLE		NONE		0
MFS CHARTER INCOME TR		SH BEN INT	552727109	   73,694	   721	SOLE		NONE		0
MFS INTER INCOME TR		SH BEN INT	55273C107	   37,600	   259	SOLE		NONE		0
MFS MULTIMARKET INCOME TR	SH BEN INT	552737108	   92,648	   645	SOLE		NONE		0
MORGAN STANLEY ASIA  PAC FD I	COM		61744U106	  232,311	 3,654	SOLE		NONE		0
NFJ DIVID  INT & PREM  STRTGY	COM SHS		65337H109	  405,972	 6,398	SOLE		NONE		0
NUVEEN CALIF MUNICIPAL VALU F	COM		6706EB106	   26,933	   255	SOLE		NONE		0
NUVEEN ENHANCED MUN VALUE FD	COM		67074M101	   55,203	   823	SOLE		NONE		0
NUVEEN MULT CURR ST GV INCM	COM		67090N109	  394,583	 5,808	SOLE		NONE		0
NUVEEN MULTI STRAT INC & GR	COM		67073B106	   40,400	   357	SOLE		NONE		0
NUVEEN MUN VALUE FD INC		COM		670928100	   64,428	   651	SOLE		NONE		0
PETROLEUM & RES CORP		COM		716549100	  160,885	 3,724	SOLE		NONE		0
RIVUS  BOND FUND		COM		769667106	   40,777	   756	SOLE		NONE		0
ROYCE MICRO-CAP TR INC		COM		780915104	  399,424	 3,303	SOLE		NONE		0
ROYCE VALUE TR INC		COM		780910105	  546,307	 6,632	SOLE		NONE		0
SOURCE CAP INC			COM		836144105 	    4,840	   225	SOLE		NONE		0
TAIWAN FD INC			COM		874036106	  131,522	 2,200	SOLE		NONE		0
TEMPLETON DRAGON FD INC		COM		88018T101	   37,246	 1,077	SOLE		NONE		0
TEMPLETON RUS AND EAST EUR F	COM		88022F105	   12,220	   240	SOLE		NONE		0
TRI CONTL CORP			COM		895436103	  447,914	 5,523	SOLE		NONE		0
WESTERN ASSET CLYM INFL OPP	COM		95766R104	  151,993	 1,918	SOLE		NONE		0
WESTERN ASSET CLYM INFL SEC	COM SH BEN INT	95766Q106	   44,640	   576	SOLE		NONE		0
WESTERN ASSET EMRG MKT DEBT	COM		95766A101	  354,761	 6,765	SOLE		NONE		0
WESTERN ASSET EMRG MKT INCM	COM		95766E103	  172,916	 2,364	SOLE		NONE		0
WESTERN ASSET GLOBAL CP DEFI	COM		95790C107	   81,254	 1,537	SOLE		NONE		0

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